Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2022
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

		Group
	2022	2021
	£m	£m
Loans secured on residential properties	188,282	178,039
Corporate loans	19,057	19,282
Finance leases	4,645	3,916
Other unsecured loans	7,742	9,405
Accrued interest and other adjustments	904	656
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,165	3,080
Loans and advances to customers	224,795	214,378
Credit impairment loss allowances on loans and advances to customers	(933)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	223,840	213,525

Disclosure of Finance Lease and Hire Purchase Contract Receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2022			2021
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,493	(182)	1,311	1,906	(5)	1,901
Later than one year and not later than two years	1,367	(168)	1,199	1,324	(201)	1,123
Later than two years and not later than three years	1,190	(147)	1,043	772	(141)	631
Later than three years and not later than four years	1,044	(129)	915	343	(82)	261
Later than four years and not later than five years	143	(18)	125	38	(38)	—
Later than five years	59	(7)	52	—	—	—
	5,296	(651)	4,645	4,383	(467)	3,916

Disclosure of Maturity Analysis of Operating Lease Payments
At 31 December 2022 and 2021, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2022	2021
		£m
No later than one year	31	31
Later than one year and not later than two years	28	27
Later than two years and not later than three years	23	22
Later than three years and not later than four years	13	15
Later than four years and not later than five years	11	11
Later than five years	22	28
	128	134